Investment in Joint Ventures - Summarized Financial Information of Joint Ventures and Reconciliation with Carrying Amount of Investment in Consolidated Financial Statements (Detail)
¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Disclosure of joint ventures [line items]
Non-current assets	¥ 7,041,001		¥ 7,115,626		$ 1,012,816
Cash and bank balances	4,451,489		4,788,219	¥ 5,877,647	640,327	$ 688,764	¥ 5,753,268
Others	16,710		16,773		2,404
Total assets	24,137,556		24,905,309	26,290,958	3,472,080
Non-current liabilities	(1,079,072)		(848,506)		(155,220)
Total liabilities	(12,302,492)		(13,289,965)	(14,458,248)	(1,769,659)
Equity	11,835,064		11,615,344	11,832,710	1,702,421		¥ 11,573,385
Investment in joint ventures	154,703		151,095	227,120	22,253
Revenue	16,030,636	$ 2,305,936	21,265,930	20,581,170
Depreciation and amortization	(624,692)	(89,859)	(573,596)	(494,607)
Interest expense	(90,909)	(13,077)	(111,792)	(147,293)
Profit/(loss) for the year, representing total comprehensive income for the year	424,778	61,102	435,099	712,710
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(27,546)	$ (3,962)	(95,985)	¥ (59,422)
Y & C Engine Co., Ltd. [member]
Disclosure of joint ventures [line items]
Non-current assets	616,161		660,856
Cash and bank balances	97,741		179,779
Others	502,174		817,972
Total assets	1,216,076		1,658,607
Non-current liabilities	(145,418)		(362,779)
Current liabilities	(987,638)		(1,147,416)
Total liabilities	(1,133,056)		(1,510,195)
Equity	¥ 83,020		¥ 148,412
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of net assets	¥ 37,359		¥ 66,785
Unrealized profit on transactions with joint venture	(36,871)		(43,964)
Investment in joint ventures	488		22,821		70
Revenue	1,255,967		2,072,721	¥ 3,021,877
Depreciation and amortization	(29,617)		(52,881)	(59,406)
Interest expense	(30,547)		(51,836)	(40,709)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (65,961)		¥ (282,205)	¥ (88,785)
Proportion of the Group's ownership	45.00%	45.00%	45.00%	45.00%
Group's share of profit/(loss)	¥ (29,682)		¥ (126,992)	¥ (39,953)
Unrealized profit on transactions with joint venture	(24,434)		1,139	(4,063)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(54,116)	$ (7,784)	(125,853)	(44,016)
Y & C Engine Co., Ltd. [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	488		22,821
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(54,116)		(125,853)	(44,016)
Joint ventures [member]
Disclosure of joint ventures [line items]
Non-current assets	765,953		822,463		110,179
Cash and bank balances	416,292		245,493		59,882
Others	743,382		1,227,718		106,932
Total assets	1,925,627		2,295,674		276,993
Non-current liabilities	(145,418)		(376,888)		(20,918)
Current liabilities	(1,399,323)		(1,513,541)		(201,286)
Total liabilities	(1,544,741)		(1,890,429)		(222,204)
Equity	380,886		405,245		54,789
Investment in joint ventures	154,703		151,095		22,253
Revenue	1,919,544	276,118	2,697,837	3,375,542
Depreciation and amortization	(47,076)	(6,772)	(55,967)	(62,116)
Interest expense	(30,546)	(4,394)	(53,727)	(42,692)
Profit/(loss) for the year, representing total comprehensive income for the year	(22,901)	(3,294)	(224,868)	(121,459)
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(27,546)	(3,962)	(95,985)	(59,422)
Joint ventures [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	149,005		143,957		21,433
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(25,115)	(3,612)	(96,439)	(59,935)
Joint ventures [member] | Other Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	5,698		7,138		820
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	(2,431)	$ (350)	454	¥ 513
MTU Yuchai Power Co., Ltd [member]
Disclosure of joint ventures [line items]
Non-current assets	89,353		89,749
Cash and bank balances	291,807		63,609
Others	209,696		310,394
Total assets	590,856		463,752
Non-current liabilities	0
Current liabilities	(334,576)		(271,521)
Total liabilities	(334,576)		(271,521)
Equity	¥ 256,280		¥ 192,231
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of net assets	¥ 128,140		¥ 96,116
Unrealized profit on transactions with joint venture	0		(6,635)
Investment in joint ventures	128,140		89,481		$ 18,432
Revenue	594,197		467,800	¥ 307,699
Depreciation and amortization	(9,733)		(2,377)	(2,350)
Interest expense	470		(1,850)	(1,983)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ 66,076		¥ 54,526	¥ 6,421
Proportion of the Group's ownership	50.00%	50.00%	50.00%	50.00%
Group's share of profit/(loss)	¥ 33,038		¥ 27,263	¥ 3,211
Unrealized profit on transactions with joint venture	7,241		774	27
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	40,279	$ 5,794	28,037	3,238
MTU Yuchai Power Co., Ltd [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	128,140		89,481
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	40,279		28,037	¥ 3,238
Purem [member]
Disclosure of joint ventures [line items]
Non-current assets	60,439		71,858
Cash and bank balances	26,744		2,105
Others	31,512		99,352
Total assets	118,695		173,315
Non-current liabilities	0		(14,109)
Current liabilities	(77,109)		(94,604)
Total liabilities	(77,109)		(108,713)
Equity	¥ 41,586		¥ 64,602
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of net assets	¥ 20,377		¥ 31,655
Unrealized profit on transactions with joint venture	0
Revenue	69,380		157,316	¥ 45,966
Depreciation and amortization	(7,726)		(709)	(360)
Interest expense	(469)		(41)
Profit/(loss) for the year, representing total comprehensive income for the year	¥ (23,016)		¥ 2,811	¥ (39,095)
Proportion of the Group's ownership	49.00%	49.00%	49.00%	49.00%
Group's share of profit/(loss)	¥ (11,278)		¥ 1,377	¥ (19,157)
Unrealized profit on transactions with joint venture	0
Purem [member] | Significant Joint Ventures [member]
Disclosure of joint ventures [line items]
Investment in joint ventures	20,377		31,655
Group's share of profit of other joint ventures, representing the Group's share of total comprehensive income loss of other joint ventures	¥ (11,278)		¥ 1,377	¥ (19,157)